Investment Objectives and Goals - JPMorgan OnChain Liquidity-Token Money Market Fund	May 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Token Class/JLTXX
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income while maintaining liquidity and stability of principal.